Segment Results - Corporate Divisions - Employees Only (Detail)		3 Months Ended			6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Corporate Bank [Member]
Segment Results of Operations [Line Items]
Number of Employees	[1]	13,305	13,487	[2]	13,305	13,487	[2]
Investment Bank [Member]
Segment Results of Operations [Line Items]
Number of Employees	[3]	7,206	7,151	[4]	7,206	7,151	[4]
Private Bank [Member]
Segment Results of Operations [Line Items]
Number of Employees	[5]	27,720	29,117	[6]	27,720	29,117	[6]
Asset Management [Member]
Segment Results of Operations [Line Items]
Number of Employees		4,233	3,953	[7]	4,233	3,953	[7]
Capital Release Unit [Member]
Segment Results of Operations [Line Items]
Number of Employees	[8]	217	411	[9]	217	411	[9]
Corporate & Other [Member]
Segment Results of Operations [Line Items]
Number of Employees	[10]	30,234	29,678	[11]	30,234	29,678	[11]

[1]	As of quarter-end
[2]	Prior year’s comparatives aligned to presentation in the current year
[3]	As of quarter-end
[4]	Prior year’s comparatives aligned to presentation in the current year
[5]	As of quarter-end
[6]	Prior year’s comparatives aligned to presentation in the current year
[7]	Prior year’s comparatives aligned to presentation in the current year
[8]	As of quarter-end
[9]	Prior year’s comparatives aligned to presentation in the current year
[10]	As of quarter-end
[11]	Prior year’s comparatives aligned to presentation in the current year